Financial Risks (Tables)	6 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of contractual obligations

As at December 31, 2025, the Company had the following undiscounted contractual obligations:

	Less than 1 year	1 to 3 years	3 to 5 years	Total
	$	$	$	$
Accounts payable and accrued liabilities	1,070,155	—	—	1,070,155
Due to related parties	111,230	—	—	111,230
Lease liabilities	267,102	850,328	767,336	1,884,766
Loan payable	4,111,800	6,853,000	—	10,964,800
Deferred liabilities	5,116,125	5,116,125	—	10,232,250
Other liabilities	12,271,871	—	—	12,271,871
Total	22,948,283	12,819,453	767,336	36,535,072

Schedule of Fair Value Measurements

December 31, 2025	Level 1	Level 2	Level 3	Total
	$	$	$	$
Cash	16,141,406	—	—	16,141,406
Short-term loan receivable	—	29,395,726	—	29,395,726
Short-term investments	3,402,202	—	—	3,402,202
Long-term investment	10,775,746	—	—	10,775,746
Accounts payable and accrued liabilities	(1,070,155)	—	—	(1,070,155)
Due to related party	(111,230)	—	—	(111,230)
Lease liabilities	—	(1,226,882)	—	(1,226,882)
Loan payable	—	(9,721,868)	—	(9,721,868)
Deferred liabilities	—	(10,232,250)	—	(10,232,250)
Derivative liabilities	—	(24,796)	—	(24,796)
Other liabilities	—	(12,271,871)	—	(12,271,871)
Total	29,137,969	(4,081,941)	—	25,056,028

June 30, 2025	Level 1	Level 2	Level 3	Total
	$	$	$	$
Cash	17,829,149	—	—	17,829,149
Short-term loan receivable	—	2,046,450	—	2,046,450
Short-term investments	1,660,738	—	—	1,660,738
Long-term loan receivable	—	1,128,932	—	1,128,932
Long-term investment	5,203,071	—	—	5,203,071
Accounts payable and accrued liabilities	(1,646,662)	—	—	(1,646,662)
Due to related party	(127,925)	—	—	(127,925)
Deferred liabilities	—	(10,232,250)	—	(10,232,250)
Derivative liabilities	—	(111,913)	—	(111,913)
Total	22,918,371	(7,168,781)	—	15,749,590